Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies [Abstract]
Disclosure of purchase commitments
The Company had the following purchase commitments as of December 31, 2022, of which $2.8 million related to capital expenditures:

	2023	2024	2025	2026	Thereafter	Total
Purchase and capital commitments (1)	$329,204	$117,943	$—	$—	$—	$447,147
(1)Includes amounts contracted for molybdenum concentrate purchases at the Langeloth Facility of $417.2 million.